Summary of Significant Accounting Policies - Schedule of Property and equipment (Details) (10Q) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Equipment, computer hardware and software	$ 882,580	$ 33,549
Furniture and fixtures	77,405	40,549
Leasehold Improvements	18,896
Property and equipment, gross	978,881	74,098	$ 72,008
Accumulated depreciation	(82,904)	(58,099)	(50,492)
Property and equipment, net	$ 895,977	$ 15,999	$ 21,516